other long-term assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
other long-term assets
Pension assets	CAD 156		CAD 358
Investments	41		62
Prepaid maintenance	57		62
Real estate joint venture advances	47		21
Real estate joint ventures	15		30
Other	105		107
Total	CAD 421	CAD 600	CAD 640